OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
OTHER CURRENT ASSETS [Abstract]
OTHER CURRENT ASSETS	NOTE 7 – OTHER CURRENT ASSETS Other current assets consist of the following:
	December 31,
	2017	2016

Other receivables	$37,390	$31,368
	$37,390	$31,368